Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets by Region
Revenue	€ 34,176	€ 31,207	€ 29,520
EMEA
Non-Current Assets by Region
Revenue	15,575	14,004	12,909
Germany
Non-Current Assets by Region
Revenue	5,359	4,921	4,469
Rest of EMEA
Non-Current Assets by Region
Revenue	10,216	9,083	8,440
Americas
Non-Current Assets by Region
Revenue	13,808	12,762	12,227
U.S
Non-Current Assets by Region
Revenue	11,056	10,204	9,799
Rest of Americas
Non-Current Assets by Region
Revenue	2,752	2,558	2,427
APJ
Non-Current Assets by Region
Revenue	4,793	4,441	4,384
Japan
Non-Current Assets by Region
Revenue	1,388	1,243	1,218
Rest of APJ
Non-Current Assets by Region
Revenue	€ 3,404	€ 3,199	€ 3,166